Asset Acquisitions - Additional Information (Details) $ in Millions	May 10, 2024 USD ($) a	Mar. 18, 2024 USD ($) a
Asset Acquisition [Line Items]
Purchase consideration intangible asset value		$ 0.5
Lea County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a		11,000
Total purchase consideration		$ 26.4
Transaction costs		0.3
Purchase consideration intangible asset value		0.5
Lea County Asset Acquisition | Land
Asset Acquisition [Line Items]
Total purchase consideration		$ 25.9
Loving, Winkler and Lea Counties Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a	103,000
Total purchase consideration	$ 362.6
Other assets	0.7
Transaction costs	2.1
Loving, Winkler and Lea Counties Asset Acquisition | Land
Asset Acquisition [Line Items]
Total purchase consideration	$ 361.9
Lea and Andrews County Asset Acquisition
Asset Acquisition [Line Items]
Area of land | a	34,000
Total purchase consideration	$ 42.2
Transaction costs	$ 0.3